Income and Excise Taxes - Distributions Paid to Shareholders (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Ordinary income	$ 53,166	$ 786,743	$ 347,088
Capital gains		28,932	0
Total	$ 53,166	$ 815,675	$ 347,088	$ 53,166
Dividends | O 2025 A Dividends | Dividend Concentration Risk
Investment Company, Changes in Net Assets [Line Items]
Composition, percent of fair value		88.60%
Dividends | O 2024 A Dividends | Dividend Concentration Risk
Investment Company, Changes in Net Assets [Line Items]
Composition, percent of fair value			92.40%
Dividends | O 2023 A Dividends | Dividend Concentration Risk
Investment Company, Changes in Net Assets [Line Items]
Composition, percent of fair value				100.00%